Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 16,567	$ 15,826	$ 16,567	$ 15,826	$ 15,561	$ 15,449
Net earnings	111	323	651	164	28
Stock dividend issued					0
Issuance / forfeiture of stock awards (net)			(13)	0	0
Stock options exercised			18	18	6
Amortization of unearned compensation			72	83	78
Common Stock [Member]
Balance	11,700	11,666	11,700	11,666	11,594	10,988
Stock dividend issued					552
Issuance / forfeiture of stock awards (net)			22	61	50
Stock options exercised			11	11	4
Additional Paid-in Capital [Member]
Balance	5,157	5,132	5,157	5,132	5,051	5,515
Stock dividend issued					(552)
Issuance / forfeiture of stock awards (net)			19	74	86
Stock options exercised			7	7	2
Retained Earnings [Member]
Balance	(73)	(724)	(73)	(724)	(889)	(916)
Net earnings			651	164	28
Deferred Compensation, Share-based Payments [Member]
Balance	(217)	(247)	(217)	(247)	(195)	(137)
Issuance / forfeiture of stock awards (net)			(54)	(135)	(136)
Amortization of unearned compensation			$ 85	$ 83	$ 78